Investments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)
Disclosure Of Significant Investments [Line Items]
Number of entities where investments are held | entity	4
Two Roots Brewing Co.
Disclosure Of Significant Investments [Line Items]
Decrease through write-off, financial assets		$ 0.1
Ownership interest (in percent)	0.80%
Market risk
Disclosure Of Significant Investments [Line Items]
Mark to market loss of investments held	$ (0.3)	$ (4.6)